OTHER NON-CURRENT ASSETS	12 Months Ended
Jun. 30, 2022
OTHER NON-CURRENT ASSETS.
OTHER NON-CURRENT ASSETS	8. OTHER NON-CURRENT ASSETS

	June 30,	June 30,
	2022	2021
	(US$’000)
Deposits	3,716	3,715
Prepayments	144	633
Other	730	891
	4,590	5,239